Income Taxes - Additional Information (Details) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Federal income tax rate	21.00%	21.00%	21.00%
Net deferred tax asset	$ 0	$ 0	$ 0
NOL carryforwards				$ 57	$ 1,505
Deferred tax asset from NOL carryforwards				3,467,000	$ 325,000
Research and development credit carryforwards
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards				344
Tax credit carry forwards
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards				2
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards				13,202
Deferred tax asset from NOL carryforwards				2,772
State
Operating Loss Carryforwards [Line Items]
Deferred tax asset from NOL carryforwards				639,000
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Deferred tax asset from NOL carryforwards				$ 56,000